Share-based compensation - Additional informations (Details)	12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2025 £ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 £ / shares	Sep. 30, 2023 £ / shares	Sep. 30, 2022 £ / shares	Sep. 02, 2021 USD ($)
Share-based compensation
Weighted average exercise price | (per share)	$ 0.0025	£ 0.0025	$ 0.0025	£ 0.0025	£ 0.0025	£ 0.0025
Weighted average remaining contractual life	2 years
Options To Ordinary Shares Conversion Ratio							46.06